Derivatives Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Interest Rate Swaps	Dec. 31, 2013 Fair Value Hedge Fixed Rate Private Placement Debt Due 2019		Dec. 31, 2012 Fair Value Hedge Fixed Rate Private Placement Debt Due 2019	Dec. 31, 2011 Fair Value Hedge Fixed Rate Private Placement Debt Due 2019	Dec. 31, 2013 Derivatives Designated as Hedging Instruments	Dec. 31, 2012 Derivatives Designated as Hedging Instruments	Dec. 31, 2011 Derivatives Designated as Hedging Instruments	Dec. 31, 2011 Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps Less Than 8 Years	Dec. 31, 2013 Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps Less Than 6 Years		Dec. 31, 2012 Derivatives Designated as Hedging Instruments Fair Value Hedge Interest Rate Swaps Less Than 7 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume				$ 60.0			$ 60.0	$ 60.0		$ 60.0	$ 60.0	$ 60.0			$ 60.0
Other Financial Items, net						[1]								[1]
Interest Expense	0	0	0		1.3	[1]	(0.7)	(5.9)				5.9	(1.3)	[1]	0.7
Interest Income						[1]								[1]
Amount of gain (loss) recognized in OCI on derivative effective portion						[1]								[1]
Amount of gain (loss) reclassified from accumulated OCI into interest expense						[1]								[1]

[1]	The decrease from year end is explained by the closure of a $60 million interest rate swap in the first quarter of 2013.